INCOME TAXES - Summary of net deferred tax asset (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 55,600	$ 81,300
Valuation allowance	$ (55,600)	$ (81,300)
Net deferred tax asset